UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09086

TD WATERHOUSE FAMILY OF FUNDS, INC. (Exact name of registrant as specified in charter)

100 Wall Street, New York, New York 10005 (Address of principal executive offices) (Zip code)

George O. Martinez, President, TD Waterhouse Family of Funds, Inc., 100 Summer Street, Boston, MA 02110 (Name and address of agent for service)

Registrant’s telephone number, including area code: 212-908-7537

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

        File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD WATERHOUSE FAMILY OF FUNDS, INC. MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS January 31, 2006 (unaudited)
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—7.6%
$ 105,178,000	Aquinas Funding LLC, due 6/12/06 (Credit: MBIA; Rabobank Nederland) (Note D)	4.59	$ 103,454,529
93,373,615	Capital One Auto Finance Trust Ser. 2005-D, Cl. A1, 4.43%, due 12/15/06 (GTY: MBIA)	4.43	93,373,615
89,865,598	LEAFs, LLC, 4.49%, due 2/20/06 (Credit: AIG Financial Products Corp.) (Notes A, D)	4.49	89,865,598
15,000,000	Liberty Lighthouse U.S. Capital, 4.36%, due 2/7/06 (Note D)	4.50	14,999,643
72,000,000	Metropolitan Life Global Funding I, Ser. 2003-2, 4.63%, due 2/28/06 (Notes A, D)	4.63	72,000,000
140,000,000	RACERS Trust, Ser. 2004-6-MM, 4.51%, due 2/22/06 (Credit: Lehman Brothers Holdings, Inc.) (Notes A, D)	4.51	140,000,000

			513,693,385

	BROKER/DEALER OBLIGATIONS—15.1%
210,000,000	Bear Stearns Cos., Inc., due 2/1/06	4.48	210,000,000
195,000,000	Goldman Sachs Group, Inc., 4.49%, due 2/15/06 (Notes A, D)	4.49	195,000,000
335,000,000	Merrill Lynch & Co., Inc., 4.64%, due 2/13/06 (Note A)	4.64	335,000,000
250,000,000	Morgan Stanley, 4.50%, due 2/15/06 (Note A)	4.50	250,000,000
1,775,000	Morgan Stanley, 4.375%, due 3/3/06 (Note A)	4.36	1,775,483
35,000,000	Morgan Stanley, 4.42%, due 3/6/06 (Note A)	4.42	35,000,000

			1,026,775,483

	EXTENDIBLE COMMERCIAL NOTES—3.3%
75,000,000	ASAP Funding Inc., due 2/15/06 (Credit: Bank of America, N.A.; Citigroup, Inc.) (Note E)	4.39	74,873,125
55,000,000	ASAP Funding Inc., due 3/6/06 (Credit: Bank of America, N.A.; Citigroup, Inc.) (Note E)	4.45	54,777,158
95,000,000	ASAP Funding Inc., due 3/7/06 (Credit: Bank of America, N.A.; Citigroup, Inc.) (Note E)	4.46	94,604,326

			224,254,609

	FINANCE & INSURANCE OBLIGATIONS—6.3%
200,000,000	American Express Credit Corp., 4.49%, due 3/6/06 (Note A)	4.49	200,000,000
100,000,000	General Electric Capital Corp., 4.57%, due 2/17/06 (Note A)	4.57	100,016,338
3,050,000	Kokomo Grain Co., Inc. Ser. 2002-A, 4.38%, due 2/7/06 (LOC: General Electric Capital Corp.) (Notes A, C, D)	4.38	3,050,000
26,954,000	Meridian Funding Co., LLC, Extendible MTN, 4.71%, due 2/28/06 (GTY: MBIA) (Note A)	4.71	26,954,000
100,000,000	Sigma Finance Inc., due 3/7/06	3.89	99,639,222

			429,659,560

	FUNDING AGREEMENTS—4.0%
275,000,000	Metropolitan Life Insurance Co., 4.66%, due 4/3/06 (Notes A, B)	4.66	275,000,000

	INDUSTRIAL & OTHER COMMERCIAL PAPER—0.8%
4,463,784	Amtrak Trust 93-A, Ser. A, 4.38% (GTY: General Electric Co.) (Note C)	4.38	4,463,784
17,114,228	Amtrak Trust 93-B, Ser. A, 4.38% (GTY: General Electric Co.) (Note C)	4.38	17,114,228
14,243,393	Amtrak Trust 93-B, Ser. B, 4.38% (GTY: General Electric Co.) (Note C)	4.38	14,243,393
5,700,000	CFM International, Inc., Ser 1999, 4.57% (GTY: General Electric Co.) (Note C)	4.51	5,700,000
10,000,000	Frontenac Properties, Inc., 4.39% (GTY: Sisters of Mercy Health Systems, Inc.) (Note C)	4.39	10,000,000

			51,521,405

	LOAN PARTICIPATIONS—1.9%
25,000,000	Army and Air Force Exchange Service, 4.40%, due 2/28/06 (Note B)	4.40	25,000,000
55,000,000	Army and Air Force Exchange Service, 3.87%, due 3/1/06 (Note B)	3.87	55,000,000
46,200,000	Cos-Mar Company, 4.54%, due 6/26/06 (GTY: General Electric Co.) (Notes A, B)	4.54	46,200,000

			126,200,000

	TOTAL CORPORATE OBLIGATIONS—39.0%		2,647,104,442

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER—5.6%
65,000,000	DEPFA Bank PLC, 4.61%, due 6/14/06 (Note A)	4.61	63,918,174
40,000,000	Irish Life & Permanent PLC, 4.23%, due 4/3/06 (Notes A, D)	4.23	39,719,400
50,000,000	Irish Life & Permanent PLC, 4.50%, due 4/6/06 (Notes A, D)	4.50	49,604,444
65,000,000	Westpac Banking Corp., 4.47%, due 3/7/06 (Notes A, D)	4.47	64,726,819
64,260,000	Westpac Banking Corp., 4.63%, due 6/16/06 (Notes A, D)	4.63	63,163,564
100,000,000	Westpac Banking Corp., 4.60%, due 6/30/06 (Notes A, D)	4.60	98,137,500

			379,269,901

TD WATERHOUSE FAMILY OF FUNDS, INC. MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS January 31, 2006 (unaudited)
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	BANK NOTES—14.9%
$ 85,000,000	Bank of New York Co., Inc., 4.58%, due 2/27/06 (Note A)	4.58	$ 85,000,000
240,000,000	Bayerische Landesbank NY, 4.54%, due 2/24/06 (Note A)	4.54	240,000,000
125,000,000	Irish Life & Permanent PLC, 4.53%, due 2/21/06 (Note A)	4.53	125,000,000
50,000,000	Royal Bank of Canada, 4.45%, due 2/10/06 (Note A)	4.42	50,010,349
50,000,000	Societe Generale, 4.06%, due 3/2/06 (Note A)	4.06	50,000,000
165,000,000	Wells Fargo & Co., 4.46%, due 2/15/06 (Note A)	4.46	165,000,000
60,000,000	Wells Fargo & Co., 4.44%, due 3/2/06 (Note A)	4.44	60,000,000
165,000,000	WestLB AG, NY, 4.43%, due 2/10/06 (Note A)	4.43	165,000,000
70,000,000	Westpac Banking Corp. NY, 4.49%, due 3/13/06 (Note A)	4.49	70,000,000

			1,010,010,349

	DOMESTIC BANK SUPPORTED OBLIGATIONS—5.5%
2,705,000	ACF Parking Ltd., Adj. Rate Tax. Secs., Ser. 2002, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	2,705,000
4,135,000	Anacortes Class Assets, LLC Ser. 2003A, 4.39% (LOC: Bank of America, N.A.) (Note C)	4.33	4,135,000
4,200,000	Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999, 4.59% (LOC: Bank of New York, NY) (Note C)	4.53	4,200,000
6,620,000	B.F. Fort Meyers, Inc., B.F. South, Inc. U.B., Ltd. Adj. Rate Tax. Secs. Ser. 2002, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	6,620,000
6,665,000	Black Property Management, LLC, Adj. Rate Tax. Secs, Ser. 2002, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	6,665,000
9,155,000	Blue Hen Hotel LLC, (Univ. of DE Proj.) Ser. 2001, 4.54% (Credit: PNC Bank, N.A.; Univ. of DE) (Note C)	4.48	9,155,000
17,195,000	Campus Crusade for Christ, Inc., Incremental Tax., Ser. 1997, 4.59% (LOC: Wachovia Bank, N.A.) (Note C)	4.53	17,195,000
4,300,000	CEGW, Inc., Ser. 1999, 4.33% (LOC: PNC Bank, N.A.) (Note C)	4.27	4,300,000
5,320,000	Cincinnati Museum Center, Adj. Rate Tax. Secs., Ser. 2002, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	5,320,000
9,450,000	Cooley, Inc. Incremental Tax., Ser. 2000, 4.59% (LOC: Wachovia Bank, N.A.) (Note C)	4.53	9,450,000
12,915,000	Corp. Fin. Managers, Inc., Intergrated Loan Program, Pooled Adj. Rate Tax., Ser. B, 4.57% (LOC: Wells Fargo Bank, N.A.) (Note C)	4.51	12,915,000
10,395,000	Country Class Assets, LLC Tax., Ser. 2004A, 4.39% (LOC: Bank of America, N.A.) (Note C)	4.33	10,395,000
5,000,000	Cubba Capital, LLC Tax. Adj. Rate Notes, Ser. 2005A, 4.55% (LOC: Comerica Bank) (Note C)	4.49	5,000,000
2,340,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax. Secs, Ser. 2003, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	2,340,000
6,200,000	DAPSCO, Inc., Tax., Ser. 2002, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	6,200,000
3,680,000	Dayton Freight Lines, Inc., Ser. 2001, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	3,680,000
22,425,000	Dominican Sisters, St. Mary's of the Springs, Tax., Ser. 2000, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	22,425,000
4,720,000	Dormont Manufacturing Co., Ser. 2000A, 4.33% (LOC: PNC Bank, N.A.) (Note C)	4.27	4,720,000
5,265,000	EXAL Corp., Ser. 2001, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	5,265,000
4,225,000	Gilligan Oil Co., Adj. Rate Tax. Secs., Ser. 2002, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	4,225,000
2,905,000	Grand Rapids Christian Schools Assoc. Adj. Rate Tax., Secs., Ser. 2003, 4.54% (LOC: Fifth Third Bank) (Note C)	4.54	2,905,000
1,460,000	Gutwein & Co., Inc. and Gutwein Properties LLC Adj. Rate Tax. Secs., Ser. 2003, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	1,460,000
1,800,000	J.P.S. Properties Diversified, Inc. Adj. Rate Tax. Secs., Ser. 2002, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	1,800,000
3,270,000	Kappa Alpha Theta Fraternity, Inc., Ser. 2001, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	3,270,000
2,790,000	Liter's, Inc., Adj. Rate Tax. Securities, Ser. 2002, 4.54%, (LOC: Fifth Third Bank) (Note C)	4.48	2,790,000
40,000,000	LP Pinewood SPV, LLC, Incremental Tax., Ser. 2003, 4.54% (LOC: Wachovia Bank, N.A.) (Note C)	4.54	40,000,000
6,800,000	Mikrotec CATV, LLC, Adj. Rate Tax. Secs., Ser. 2005, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	6,800,000
12,090,000	Pitney Roads Partners, LLC, Tax., Ser. 2003A, 4.32% (LOC: Fleet National Bank) (Note C)	4.32	12,090,000
55,000,000	Provena Health CP Rev. Notes, Ser. 1998, due 4/6/06 (LIQ: JPMorgan Chase Bank, N.A.)	4.28	54,590,311
6,100,000	R.M.D Corp., Tax., Ser. 2001, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	6,100,000
2,690,000	Rockwall Dirt Co., LTD, (Floating Rate Option Notes) Tax., 4.68% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	4.62	2,690,000
5,000,000	R.W. Sidley, Inc., Adj. Rate Tax. Secs., Ser. 2005, 4.39% (LOC: Fifth Third Bank) (Note C)	4.32	5,000,000
25,000,000	Salvation Army Tax. Rev. Bonds Ser. 2005A, 4.37% (LOC: Bank of New York) (Note C)	4.31	25,000,000
5,505,000	Sawmill Creek Lodge Co., Ltd., Adj. Rate Tax. Secs., Ser. 2002, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	5,505,000
2,700,000	Skeletal Properties, LLC and Tri-State Orthopaedic Surgeons, Inc. Adj. Rate Tax. Secs., Ser. 2003, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	2,700,000
3,725,000	Sound Class Assets, LLC, Ser. 2003A, 4.39% (LOC: Bank of America, N.A.) (Note C)	4.33	3,725,000
3,875,000	Stech LLP, Tax Adj. Rate Bonds, Ser. 1998, 4.33% (LOC: PNC Bank, N.A.) (Note C)	4.27	3,875,000
3,500,000	Team Rahal of Pittsburgh, Inc., Tax., Ser. 2002, 4.33% (LOC: PNC Bank, N.A.) (Note C)	4.39	3,500,000
2,505,000	The Scranton Times, LP, Ser. 1997, 4.57% (LOC: PNC Bank, N.A.) (Note C)	4.57	2,505,000
5,000,000	Towne Care Center, LLC, Adj. Rate Tax. Secs., Ser. 2004, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	5,000,000
10,080,000	Triad Group, Inc., Ser. 1997, 4.45% (LOC: Wachovia Bank, N.A.) (Note C)	4.39	10,080,000
13,885,000	TurfwayPark, LLC, Tax., Ser. 2001, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	13,885,000
3,200,000	Two Gateway LP, Adj. Rate Tax. Secs., Ser. 2002, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	3,200,000
1,605,000	Wagner Moving & Storage, Inc., Adj. Rate Tax. Secs., Ser. 2002, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	1,605,000
3,000,000	Wisconsin Heart Hosp. LLC, Tax., Rev. Bonds, Ser. 2003, 4.51% (LOC: JPMorgan Chase Bank) (Note C)	4.45	3,000,000
2,900,000	Yuengling Beer Co., Inc., Ser. 1999A, 4.33% (LOC: PNC Bank, N.A.) (Notes C, D)	4.27	2,900,000

			372,885,311

TD WATERHOUSE FAMILY OF FUNDS, INC. MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS January 31, 2006 (unaudited)
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—7.0%
$ 30,000,000	BNP Paribas, 4.16%, due 3/31/06	4.22	$ 29,996,830
284,000,000	Canadian Imperial Bank of Commerce, 4.53%, due 2/17/06 (Note A)	4.53	284,000,000
115,000,000	Deutsche Bank AG, 4.11%, due 8/25/06	4.22	114,959,095
50,000,000	HSBC Bank USA, 4.30%, due 4/18/06	4.30	50,000,000

			478,955,925

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT—2.4%
100,000,000	Societe Generale, 3.98%, due 2/13/06	3.98	100,000,000
65,000,000	Societe Generale, 4.25%, due 9/6/06	4.72	64,795,028

			164,795,028

	FOREIGN BANK SUPPORTED OBLIGATIONS—7.2%
23,000,000	Banco Continental de Panama, S.A., Ser. B, due 5/24/06 (LOC: Calyon)	4.60	22,678,000
20,465,000	Franklin Avenue Assoc. LP, Tax. Var. Rate Lease Rev. Bonds, Ser. 2001 (Waco, TX Federal Courthouse and Post Office Proj.) 4.57% (Credit: Landesbank Hessen-Thueringen GZ; AMBAC) (Notes A, C, D)	4.51	20,465,000
235,000,000	HBOS Treasury Services PLC, 4.44%, due 2/20/06 (GTY: Bank of Scotland) (Note A)	4.44	235,000,063
45,000,000	HBOS Treasury Services PLC, 4.31%, due 3/1/06 (GTY: Bank of Scotland) (Note A)	4.31	45,000,000
66,500,000	HBOS Treasury Services PLC, 4.57%, due 3/24/06 (GTY: Bank of Scotland) (Note A)	4.57	66,500,000
100,000,000	Westpac Capital Corp., due 2/10/06 (GTY: Westpac Banking Corp.)	3.81	99,906,250

			489,549,313

	TOTAL BANK OBLIGATIONS—42.6%		2,895,465,827

	TAXABLE MUNICIPAL OBLIGATIONS
22,000,000	Blair Cty. IDA, Tax. (Altoona-Blaire County Dev. Corp.) Ser. 2001, 4.54% (LOC: PNC Bank, N.A.) (Note C)	4.48	22,000,000
30,000,000	Calcasieu Parish Inc., LA, IDB Env. Rev. Bonds, Tax., Var. Rate Notes (CITGO Petroleum Proj.) Ser. 1996, 4.49%, due 4/4/06 (LOC: BNP Paribas)	4.49	30,000,000
30,000,000	CA PCFA Environ. Improv. Rev. Bonds (ARCO Proj.) Tax. Ser. 1997, 3.98%, due 2/2/06 (GTY: BP PLC) (Note D)	3.98	30,000,000
25,000,000	CA PCFA Environ. Improv. Rev. Bonds (Browning-Ferris Project) Tax. Ser. 1997, 4.48%, due 4/4/06 (GTY: JPMorgan Chase Bank, N.A.)	4.48	25,000,000
22,500,000	Catholic Univ. of America, Tax. Ser. 2004, 4.63% (SBPA: Wachovia Bank, N.A.) (Note C)	4.57	22,500,000
1,695,000	Colorado HFA Tax. Var. Rate Econ. Dev. Rev. Bonds, Ser. 2003B (High Country Container, Inc. Proj.), 4.62%, (LOC: Bank One, N.A.) (Note C)	4.56	1,695,000
19,544,000	Connecticut HFA Housing Mtg. Fin. Prog. Bonds, Ser. 1998F1, 4.40%, (Credit: Landesbank Hessen-Thueringen GZ; AMBAC) (Note C)	4.40	19,544,000
19,700,000	Fla. HFC Tax. Housing Rev. Bonds 2000, Ser. A, 4.49% (Credit: DEPFA Bank PLC; AMBAC) (Note C)	4.43	19,700,000
5,000,000	Florence, KY Industrial Building Rev., Ser. 2005A, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	5,000,000
5,000,000	Florence, KY Industrial Building Rev., Ser. 2005B, 4.54% (LOC: Fifth Third Bank) (Note C)	4.48	5,000,000
6,250,000	IDB of the Parish of Caddo, Inc., Adj. Rate Tax. IDRB (Sealy Shreveport Industrial Loop, LP Proj.), 4.53% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	4.47	6,250,000
19,900,000	Ill. Dev. Auth. Rev. Bonds (American College of Surgeons Proj.), Tax., Ser. 1996, 4.60% (LOC: Northern Trust Company) (Note C)	4.54	19,900,000
22,100,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1997B, 4.56% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	4.56	22,100,000
18,900,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B, 4.56% (Credit: MBIA; Bank of America, N.A.) (Note C)	4.56	18,900,000
13,800,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B-I, 4.56% (Credit: MBIA; Bank One, N.A.) (Note C)	4.56	13,800,000
18,000,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B-II, 4.56% (Credit: MBIA; Bank One, N.A.) (Note C)	4.56	18,000,000
15,200,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-III, 4.56% (Credit: MBIA; Bank One, N.A.) (Note C)	4.56	15,200,000
1,000,000	Jackson County (AL) IDB (Beaulieu of America, Inc. Proj.), Tax. IDRB, Ser. 1991, 6.53% (LOC: Bank of America, N.A.) (Note C)	6.53	1,000,000
18,500,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev. Bonds, Ser. 2003A, 4.47% (Credit: FGIC; Bank of America, N.A.) (Note C)	4.41	18,500,000
18,200,000	Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.) Ser. 1998, 4.59% (LOC: Wachovia Bank, N.A.) (Note C)	4.53	18,200,000
4,500,000	Miss. Bus. Fin. Corp. Tax. IDRB (Conair Corp. Proj.), Ser. 2005, 4.55% (LOC: Wachovia Bank, N.A.) (Note C)	4.49	4,500,000
3,300,000	Miss. Bus. Fin. Corp. Tax. IDRB (Koch Freezers LLC Proj.), Ser. 2004, 4.60% (LOC: JPMorgan Chase Bank) (Note C)	4.54	3,300,000
9,400,000	Miss. Bus. Fin. Corp. Tax. IDRB (Pottery Barn, Inc. Proj.), Ser. 2004, 4.57% (LOC: Bank of America, N.A.) (Note C)	4.51	9,400,000
24,300,000	Miss. (State of) Tax., GO (Nissan N.A. Proj.) Ser. 2003A, 4.50% (SBPA: Bank of America, N.A.) (Note C)	4.44	24,300,000
8,340,000	New Hampshire Business Auth. (Foundation for Seacoast Health), Ser. 1998B, 4.64% (LOC: Bank of America, N.A.) (Note C)	4.58	8,340,000
24,360,000	NY City HDC Multi-Family Rental Housing Rev. Bonds (Chelsea Centro), 2002 Ser. A, 4.53% (LOC: Bayerische Landesbank GZ) (Note C)	4.47	24,360,000
4,800,000	PA Econ. Dev. Fin. Auth. Tax. Dev. Rev. Bonds, 2004 Ser. C3, 4.54% (LOC: PNC Bank, N.A.) (Note C)	4.48	4,800,000
4,100,000	PA Econ. Dev. Fin. Auth. Tax. Dev. Rev. Bonds, 2005 Ser. B3, 4.54% (LOC: PNC Bank, N.A.) (Note C)	4.48	4,100,000
3,680,000	Putnam Hospital Center (NY), Multi-Mode Rev. Bond, Tax., Ser 1999, 4.74% (LOC: Bank of New York) (Note C)	4.68	3,680,000
27,685,000	State of Texas (Veterans' Land Refunding Bonds) Tax., GO, Ser. 2002, 4.45% (LIQ: Landesbank Hessen-Thueringen GZ) (Note C)	4.45	27,685,000

TD WATERHOUSE FAMILY OF FUNDS, INC. MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS January 31, 2006 (unaudited)
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 32,500,000	Texas Public Fin. Auth., Unemployment Compensation Oblig. Assessment, Rev. Tax., Ser. 2003 D-2, 4.46% (LIQ: State of Texas) (Note C)	4.40	$ 32,500,000
7,700,000	The Harrisburg Authority (Dauphin County, PA) Tax. Var. Rate Water Revenue Refunding Bonds, Ser. 2002C, 4.59% (Credit: FSA; Dexia Credit Local, S.A.) (Note C)	4.59	7,700,000
74,000,000	Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, due 2/15/06 (LOC: Landesbank Hessen-Thueringen GZ)	4.49	73,871,363

	TAXABLE MUNICIPAL OBLIGATIONS—8.3%		560,825,363

	U.S. GOVERNMENT AGENCY OBLIGATIONS
30,000,000	Fannie Mae Mortgage-backed Discount Notes, due 2/1/06	4.14	30,000,000
66,000,000	Fannie Mae Mortgage-backed Discount Notes, due 2/1/06	4.15	66,000,000
233,000,000	Fannie Mae Mortgage-backed Discount Notes, due 2/1/06	4.17	233,000,000
21,000,000	Fannie Mae Mortgage-backed Discount Notes, due 3/1/06	4.31	20,930,420
22,000,000	Fannie Mae Mortgage-backed Discount Notes, due 3/1/06	4.32	21,926,936
17,000,000	Fannie Mae Mortgage-backed Discount Notes, due 4/3/06	4.00	16,887,082
148,100,000	Fannie Mae Mortgage-backed Discount Notes, due 5/1/06	4.57	146,445,065
91,000,000	Fannie Mae Mortgage-backed Discount Notes, due 7/3/06	4.24	89,420,847

	U.S. GOVERNMENT AGENCY OBLIGATIONS—9.2%		624,610,350

	REPURCHASE AGREEMENT—2.6%
175,875,000	Bank of America Securities LLC
	•4.46% dated 1/31/06, due 2/1/06 in the amount of $175,896,789
	•fully collaterized by various U.S. Government obligations, coupon range 5.000%-6.000%,
	maturity range 11/01/34-01/01/35, value $179,392,500.	4.46	175,875,000

	TOTAL INVESTMENTS (Cost $6,903,880,982) † —101.7%		6,903,880,982

	LIABILITIES IN EXCESS OF OTHER ASSETS AND LIABILITIES, NET—(1.7)%		(115,305,559)

	NET ASSETS—100.0%		$ 6,788,575,423

(A)	Variable rate securities. The rates shown are the current rates on January 31, 2006. Dates shown represent the next interest reset date.
(B)	These obligations were acquired for investment, not with the intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On January 31, 2006, the aggregate market value of these securities, valued at amortized cost is $401,200,000 representing 5.9% of net assets.
(C)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.
(D)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2006, these securities amounted to $987,086,497 or 14.5% of net assets. These securities have been deemed liquid by the Board of Directors.
(E)	Security may be extended at issuer’s option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.
†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.
AIG	American International Group
AMBAC	American Municipal Bond Assurance Corporation
CP	Commercial Paper
FGIC	Federal Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
GTY	Guarantee
HDC	Housing Development Corporation
HFA	Housing Finance Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MTN	Medium Term Note
PCFA	Pollution Control Finance Authority
SBPA	Standby Bond Purchase Agreement

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC. U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS January 31, 2006 (unaudited)
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FANNIE MAE—31.5%
$ 8,058,000	Mortgage-backed Discount Notes, due 2/1/06	4.34	$ 8,058,000
10,600,000	Mortgage-backed Discount Notes, due 2/1/06	4.23	10,600,000
75,000,000	Mortgage-backed Discount Notes, due 2/1/06	4.17	75,000,000
15,066,000	Mortgage-backed Discount Notes, due 2/1/06	4.15	15,066,000
10,000,000	Mortgage-backed Discount Notes, due 2/1/06	4.14	10,000,000
20,000,000	Mortgage-backed Discount Notes, due 2/1/06	3.84	20,000,000
23,935,000	Mortgage-backed Discount Notes, due 3/1/06	4.32	23,855,509
5,000,000	Mortgage-backed Discount Notes, due 3/1/06	4.31	4,983,433
46,016,300	Mortgage-backed Discount Notes, due 4/3/06	4.44	45,674,003
5,000,000	Mortgage-backed Discount Notes, due 4/3/06	4.00	4,966,789
129,746,000	Mortgage-backed Discount Notes, due 4/10/06	4.45	128,667,667
42,800,000	Mortgage-backed Discount Notes, due 5/1/06	4.55	42,323,850
18,380,900	Mortgage-backed Discount Notes, due 6/1/06	4.52	18,110,109
20,000,000	Mortgage-backed Discount Notes, due 7/3/06	4.24	19,652,933
17,500,000	Mortgage-backed Discount Notes, due 9/1/06	4.66	17,036,250
4,300,000	Notes, 4.24%, due 2/22/06 (Note A)	4.24	4,300,059
26,216,000	Notes, 5.50% due 2/15/06	3.53	26,234,475
1,000,000	Notes, 2.375% due 5/4/06	4.53	994,564
1,000,000	Notes, 2.52% due 5/5/06	4.52	994,875
1,500,000	Notes, 3.00%, due 9/14/06 (Note C)	4.71	1,484,201

			478,002,717

	FEDERAL HOME LOAN BANK—8.7%
60,000,000	Notes, 4.52%, due 2/8/06 (Note A)	4.52	60,000,000
2,480,000	Notes, 2.61%, due 3/2/06	3.70	2,477,862
3,455,000	Notes, 2.55%, due 5/15/06	4.51	3,433,043
1,920,000	Notes, 3.00%, due 5/15/06	4.50	1,911,805
11,000,000	Notes, 4.00%, due 5/24/06 (Note C)	4.52	10,982,073
2,000,000	Notes, 3.125%, due 7/27/06 (Note C)	4.61	1,988,611
35,860,000	Notes, 4.00%, due 10/27/06 (Note C)	4.39	35,815,561
15,125,000	Notes, 4.35%, due 10/30/06 (Note C)	4.47	15,125,000

			131,733,955

	FEDERAL HOME LOAN MORTGAGE CORP.—5.1%
15,000,000	Notes, 3.93%, due 3/14/06 (Note A)	3.93	14,934,400
29,775,000	Notes, 4.35%, due 3/15/06 (Note A)	4.35	29,625,629
4,500,000	Notes, 2.375%, due 4/15/06	3.58	4,483,548
28,300,000	Notes, 2.55%, due 6/16/06	4.55	28,092,309

			77,135,886

	U.S. GOVERNMENT GUARANTEED OBLIGATIONS—28.9%
63,782,000	Alameda Leasing Ltd. (EXIM Bank Guaranteed Discount Notes) due 3/20/06	4.44	63,416,441
75,000,000	Army and Air Force Exchange Service, due 2/24/06 (Notes A, B)	4.36	75,000,000
30,000,000	Army and Air Force Exchange Service, due 3/1/06 (Note B)	3.87	30,000,000
25,000,000	Army and Air Force Exchange Service, due 4/25/06 (Note B)	4.61	25,000,000
69,225,000	Buchanan Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), due 3/20/06	4.44	68,828,245
48,560,000	Clement Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), due 3/20/06	4.44	48,281,684
35,000,000	Overseas Private Investment Corp. (OPIC) Agribusiness Ser. 1995-221-308 (Putable at par 6/15/06), 3.85%, due 6/15/06 (Note A)	3.85	35,000,000
14,280,000	Overseas Private Investment Corp. (OPIC) Ser. 1997-553-XXX, 3.86%, due 4/2/06 (Note A)	3.86	14,280,000
21,129,414	Overseas Private Investment Corp. (OPIC) COP, Ser. 1995-197, 4.31%, due 2/8/06 (Note A)	4.31	21,129,414
12,000,000	Overseas Private Investment Corp. (OPIC) COP, Ser. 299-1995-333-IG B, 4.31%, due 2/8/06 (Note A)	4.31	12,000,000
44,528,750	Totem Ocean Trailer Express, Inc., U.S. Gov't. Guaranteed Ship Financing Notes, Ser. 2002-2, 4.55%, due 2/15/06 (Note A)	4.55	44,524,641

			437,460,425

	REPURCHASE AGREEMENTS—30.0%
254,237,000	Bank of America Securities LLC
	• 4.46% dated 1/31/06, due 2/1/06 in the amount of $254,268,497
	• fully collateralized by various U.S. Government obligations, coupon range 5.000%-6.000%, maturity range 12/01/20-12/01/35, value $259,321,740	4.46	254,237,000
200,000,000	Morgan Stanley & Co., Inc.
	• 4.46% dated 1/31/06, due 2/1/06 in the amount of $200,024,778
	• fully collateralized by various U.S. Government obligations, coupon 5.000%, maturity range 12/01/18-01/01/34, value $204,000,001	4.46	200,000,000

			454,237,000

	TOTAL INVESTMENTS (Cost $1,578,569,983) † —104.2%		1,578,569,983

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(4.2)%		(63,308,575)

	NET ASSETS—100.0%		$1,515,261,408

TD WATERHOUSE FAMILY OF FUNDS, INC.
U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2006
(unaudited)

(A)	Variable rate securities. The rates shown are the current rates on January 31, 2006. Dates shown represent the next interest reset date.
(B)	This obligation was acquired for investment, not with the intent to distribute or sell. It is restricted as to public resale. This obligation was acquired at a cost of par. On January 31, 2006, the aggregate market value of this securitiy, valued at amortized cost, was $130,000,000 representing 8.6% of net assets.
(C)	Security may be called at issuer’s option prior to maturity date.
†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.
COP	Certificate of Participation

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC. Municipal Portfolio • Schedule of Investments January 31, 2006 (unaudited)
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA—1.9%
$ 2,955,000	Auburn IDB Rev. Bonds (Donaldson Co. Inc. Proj.) 3.12% (LOC: Bank of America, N.A.) (Note A)	3.12	$ 2,955,000
1,250,000	Decatur IDB Solid Waste Disp. Rev. Bonds (Amoco Chem. Co.) Ser. 2001, 3.16% (Note A)	3.16	1,250,000
2,800,000	Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.) Ser. 1998, 3.13% (LOC: Citibank, N.A.) (Note A)	3.13	2,800,000
1,845,000	Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.) 3.28% (LOC: Wachovia Bank, N.A.) (Note A)	3.28	1,845,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 3.09% (LOC: U.S. Bank, N.A.) (Note A)	3.09	4,650,000

			13,500,000

	ARKANSAS—0.3%
2,065,000	DFA Rev. Bonds (Conestoga Wood Proj.) 3.13% (LOC: Wachovia Bank, N.A.) (Note A)	3.13	2,065,000

	CALIFORNIA—3.6%
12,825,416	FHLMC MFC Rev. Bonds, Ser. M001, 3.12% (LIQ: FHLMC) (Notes A, B)	3.12	12,825,416
13,500,000	Los Angeles Cty. Capital Asset Leasing Corp. Rev. Bonds, 3.10%, due 2/6/06 (LOC: JPMorgan Chase Bank; Bayerische Landesbank GZ; WestLB AG)	3.10	13,500,000

			26,325,416

	COLORADO—2.0%
5,000,000	Denver City & County Airport Rev. Bonds, 3.13% (LIQ: Bank of New York) (Notes A, B)	3.13	5,000,000
8,220,000	Dept. of Transportation GO Bonds, 3.10% (LIQ: Bank of New York) (Notes A, B)	3.10	8,220,000
1,000,000	HFA Rev. Bonds (High Country Inc., Proj.) Ser. A, 3.21% (LOC: JPMorgan Chase Bank) (Note A)	3.21	1,000,000

			14,220,000

	DISTRICT OF COLUMBIA—2.2%
12,000,000	HFA COP Rev. Bonds (Tyler House Apts. Proj.) Ser. 1995A, 3.17% (LOC: Landesbank Hessen-Thuringen GZ) (Note A)	3.17	12,000,000
20,000	HFA Rev. Bonds, Ser. D, 3.08% (LIQ: Lehman Brothers Holding, Inc.) (Notes A, B)	3.08	20,000
4,000,000	Water & Sewer Rev. Bonds (Eagle Trust Certs.) 3.06% (LIQ: Citibank, N.A.) (Notes A, B)	3.06	4,000,000

			16,020,000

	FLORIDA—6.5%
7,025,000	Alachua Cty. HFA Rev. Bonds (Brookside Apts. Proj.) 3.07% (LOC: FNMA) (Note A)	3.07	7,025,000
2,000,000	Board of Education Rev. Bonds (ABN-AMRO Munitops 1998) 3.04% (LIQ: ABN-AMRO Bank N.V.) (Notes A, B)	3.04	2,000,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 3.07% (LOC: FNMA) (Note A)	3.07	2,500,000
7,800,000	Miami-Dade Cty. IDA Rev. Bond, 3.08% (LOC: HSBC Bank) (Note A)	3.08	7,800,000
27,200,000	Miami-Dade Cty. Aviation CP Notes, Ser. A, 3.01%, due 3/7/06 (LOC: BNP Paribas, Dexia Credit Local)	3.01	27,200,000
730,000	Municipal Loan Council Rev. Bonds, 3.00%, due 2/1/06 (Insured: MBIA)	2.30	730,000

			47,255,000

	GEORGIA—3.2%
1,400,000	Gwinnett Cty. IDRB (Barco Inc. Proj.) 3.13% (LOC: Wachovia Bank, N.A.) (Note A)	3.13	1,400,000
11,900,000	Municipal Elec. Auth. Rev. Bonds, Ser. A, 3.00%, due 2/7/06 (LOC: Bayerische Landesbank GZ; Bank of America, N.A.; WestLB AG)	3.00	11,900,000
8,000,000	Municipal Elec. Auth. Rev. Bonds, Ser. A, 2.93%, due 2/7/06 (LOC: Bayerische Landesbank GZ; Bank of America, N.A.; WestLB AG)	2.93	8,000,000
1,450,000	Valdosta Lowndes Cty. IDRB (Reames Cos. Proj.) Ser 1998, 3.07% (LOC: Bank of America, N.A.) (Note A)	3.07	1,450,000

			22,750,000

	ILLINOIS—6.7%
5,390,000	Chicago Enterprise Zone Rev. Bonds, 3.07% (LOC: Harris Trust and Savings Bank) (Note A)	3.07	5,390,000
4,445,000	Chicago Water Rev. Bonds (MERLOT) 3.37%%, put 1/18/07 (LIQ: Wachovia Bank, N.A.) (Note B)	3.37	4,445,000
600,000	DFA Rev. Bonds (Overton Gear & Tool Corp.) 3.17% (LOC: LaSalle National Bank, N.A.) (Note A)	3.17	600,000
500,000	DFA Rev. Bonds (Profile Plastics Proj.) 3.10% (LOC: LaSalle National Bank, N.A.) (Note A)	3.10	500,000
14,000,000	Fin. Auth. Rev. Bonds (North ParkUniv. Proj.) 3.07% (LOC: JPMorgan Chase Bank) (Note A)	3.07	14,000,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 3.09% (LOC: JPMorgan Chase Bank) (Note A)	3.09	2,100,000
975,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 96, 3.17% (LOC: LaSalle National Bank, N.A.) (Note A)	3.17	975,000
1,305,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 97, 3.17% (LOC: LaSalle National Bank, N.A.) (Note A)	3.17	1,305,000
2,600,000	North Aurora IDRB (Oberweiss Dairy Inc. Proj.) 3.10% (LOC: LaSalle National Bank, N.A.) (Note A)	3.10	2,600,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 3.35% (LOC: LaSalle National Bank, N.A.) (Note A)	3.35	3,630,000
5,000,000	Paris IDRB (Simonton Building Products Inc. Proj.) 3.16% (LOC: PNC Bank, N.A.) (Note A)	3.16	5,000,000
1,800,000	Richmond IDRB (Maclean Fogg Co. Proj.) 3.09% (LOC: Bank of America, N.A.) (Note A)	3.09	1,800,000
4,895,000	Schaumberg GO Bonds (MERLOT) 3.06% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.06	4,895,000
350,000	Will & Kankakee Ctys. Community School District GO Notes, 3.30%, due 11/1/06 (Insured: FSA)	3.30	350,000
1,000,000	Will Cty. Fac. Rev. Bonds (BP Amoco Chemical) Ser. 2000, 3.16% (Note A)	3.16	1,000,000

			48,590,000

	INDIANA—4.3%
2,500,000	DFA Rev. Bonds (Pure Air on LakeProj.) 3.20%, due 2/8/06 (LOC: Landesbank Hessen-Theuringen GZ)	3.20	2,500,000
18,000,000	DFA Rev. Bonds (Pure Air on LakeProj.) 3.20%, due 5/10/06 (LOC: Landesbank Hessen-Theuringen GZ)	3.20	18,000,000
500,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 3.14% (LOC: US Bank, N.A.) (Note A)	3.14	500,000
2,625,000	East Chicago EDA Rev. Bonds (Robinson Steel Inc., Proj.) 3.17% (LOC: LaSalle National Bank, N.A.) (Note A)	3.17	2,625,000
5,500,000	Hsg. & Community Dev. Auth. Rev. Notes, 3.50%, due 12/16/06 (GIC: AIG)	3.50	5,500,000
650,000	New Albany EDR Bonds (Gordon & Jeff Huncilman Proj.) 3.17% (LOC: PNC Bank, N.A.) (Note A)	3.17	650,000
1,200,000	Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA Inc.) 3.22% (LOC: Bank One, N.A.) (Note A)	3.22	1,200,000

			30,975,000

	IOWA—0.2%
1,650,000	Dubuque IDRB (Jeld-Wen Inc. Proj.) Ser. 1988, 3.17% (LOC: LaSalle National Bank, N.A.) (Note A)	3.17	1,650,000

	KANSAS—0.3%
2,000,000	Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT) 3.11% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.11	2,000,000

TD WATERHOUSE FAMILY OF FUNDS, INC. Municipal Portfolio • Schedule of Investments January 31, 2006 (unaudited)
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	KENTUCKY—2.4%
$ 515,000	Cynthiana IDRB (Bullard Co. Proj.) 3.12% (LOC: Bank One, N.A.) (Note A)	3.12	$ 515,000
4,700,000	Mayfield IDRB (Seaboard Farms of KY Inc. Proj.) 3.10% (LOC: SunTrust Bank, N.A.) (Note A)	3.10	4,700,000
12,300,000	Pendleton Cty. Lease Rev. Bonds, 3.13%, due 3/2/06 (LOC: Commonwealth Bank of Australia)	3.13	12,300,000

			17,515,000

	LOUISIANA—5.9%
7,000,000	Calcasieu Parish IDA Bonds (Citgo Petroleum) 3.16% (LOC: BNP Paribas) (Note A)	3.16	7,000,000
15,405,000	JeffersonParishHospital Rev. Bonds, 3.08% (LOC: JPMorgan Chase Bank) (Notes A, B)	3.08	15,405,000
19,925,000	New Orleans Sales Tax Rev. Bonds, 3.13% (LIQ: Lehman Brothers, Inc.) (Notes A, B)	3.13	19,925,000

			42,330,000

	MAINE—0.3%
1,065,000	Fin. Auth. Rev. Bonds (Brunswick Publishing) 3.12% (LOC: SunTrust Bank, N.A.) (Note A)	2.43	1,065,000
5,000,000	Hsg. Auth. Rev. Bonds (Putter #522) 3.08% (LOC: JPMorgan Chase Bank) (Notes A, B)	3.08	5,000,000
2,000,000	Public Util. Fin. Rev. Bonds (Maine Public Service Co. Proj.) 2.50% (LOC: Bank of New York) (Note A)	2.50	2,000,000

			8,065,000

	MARYLAND—1.1%
3,000,000	CDA Rev. Bonds, 3.20% put 11/24/06	3.20	3,000,000

	MASSACHUSETTS—5.4%
2,440,000	IDRB (Frequency & Time Sys.) 3.14% (LOC: Wells Fargo Bank & Co.) (Note A)	3.14	2,440,000
5,000,000	North Adams BANS GO Notes, 3.50%, due 2/24/06	2.50	5,048,650
30,500,000	Port Auth. Rev. CP Notes, 3.06%, due 2/2/06 (LOC: WestLB AG)	3.06	30,500,000
1,400,000	Revere GO BANS, 4.00%, due 8/26/06	3.28	1,405,327

			39,393,977

	MICHIGAN—1.5%
8,300,000	HDA Rev. Bonds, 3.09% (LOC: FHLB) (Note A)	3.09	8,300,000
1,615,000	Lowell IDRB (Litehouse Proj.) 3.18% (LOC: Fifth Third Bank) (Note A)	3.18	1,615,000
960,000	Strategic Fund PCR Rev. Bonds (Jo-Mar Family/Troy Tube & Mfg. Proj.) 3.11% (LOC: Fifth Third Bank) (Note A)	3.11	960,000

			10,875,000

	MINNESOTA—2.7%
1,000,000	Eden Prairie MFH Rev. Bonds, 3.12% (LOC: LaSalle National Bank, N.A.) (Note A)	3.12	1,000,000
7,000,000	HFA Rev. Bonds, 3.30%, put 12/4/06 (Insured: MBIA)	3.30	7,000,000
6,768,000	Minneapolis & St. Paul CP Notes, 2.95%, due 3/8/06 (LOC: WestLB AG)	2.95	6,768,000
5,000,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A , 3.12% (LOC: LaSalle National Bank, N.A.) (Note A)	3.12	5,000,000

			19,768,000

	MISSISSIPPI—0.1%
400,000	Business Fin. Corp. IDRB (Lehman-Roberts Co. Proj.) Ser. A, 3.10% (LOC: Bank of America, N.A.) (Note A)	3.10	400,000

	MISSOURI—0.2%
1,050,000	IDRB (Filtration Group Inc.) 3.15% (LOC: LaSalle National Bank, N.A.) (Note A)	3.15	1,050,000

	NEW HAMPSHIRE—0.2%
1,250,000	Manchester Hsg. Auth. Rev. Bonds (Wall St. Tower Proj.) Ser. B, 3.08% (LOC: PNC Bank, N.A.) (Note A)	2.40	1,250,000

	NEW JERSEY—0.3%
200,000	Paterson GO Bonds, 5.00%, due 2/15/06 (Insured: MBIA)	2.20	200,211
2,000,000	Transportation Capital Grant Rev. Bonds, 5.50%, due 2/1/06 (Insured: AMBAC)	3.12	2,000,000

			2,200,211

	NEW MEXICO—1.8%
700,000	Albuquerque IDRB (CVI Laser Corp. Proj.) Ser. 1998, 3.12% (LOC: Bank of America, N.A.) (Note A)	3.12	700,000
2,800,000	Farmington IDRB (Independent Mobility Sys. Proj.) Ser. A, 3.09% (LOC: Bank of America, N.A.) (Note A)	3.09	2,800,000
9,200,000	Regional Hsg. Rev. Bonds, 3.40%, put 10/1/06 (GIC: Royal Bank of Canada)	3.40	9,200,000

			12,700,000

	NORTH CAROLINA—0.1%
1,000,000	Burke Cty. PCR Bonds (Jobst Institute Inc. Proj.) 3.08% (LOC: Wachovia Bank, N.A.) (Note A)	3.08	1,000,000

	OHIO—1.9%
13,800,000	Akron Rev. Bonds (Munitops) Ser. 2003-37, 3.05% (LIQ: ABN-AMRO Bank N.V.) (Notes A, B)	3.05	13,800,000

	OKLAHOMA—0.4%
2,850,000	Muskogee City & County Trust Port Auth. Rev. Bonds, 3.13% (LOC: Bank of America, N.A.) (Note A)	3.13	2,850,000

	OREGON—0.3%
1,780,000	EDR Bonds (Antelope Acquisition Proj.) 3.22% (LOC: US Bank, N.A.) (Note A)	3.22	1,780,000

	PENNSYLVANIA—6.5%
5,925,000	Delaware Cty. IDA Rev. Bonds (Philadelphia Elec.) 2.95%, due 2/16/06 (LOC: BNP Paribas)	2.95	5,925,000
13,000,000	Higher Educ. Rev. Bonds, Ser. 1994A, 3.08% (LIQ: WestLB AG) (Note A)	3.08	13,000,000
1,300,000	Philadelphia IDRB (Henry H. Ottens Mfg. Proj.) 3.18% (LOC: Wachovia Bank, N.A.) (Note A)	3.18	1,300,000
27,048,000	Venango IDA Bonds (Scrubgrass Proj.) Ser. A, 3.19%, due 3/6/06 (LOC: Dexia Credit Local)	3.19	27,048,000

			47,273,000

TD WATERHOUSE FAMILY OF FUNDS, INC. Municipal Portfolio • Schedule of Investments January 31, 2006 (unaudited)
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	SOUTH CAROLINA—3.1%
$ 1,100,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 97, 3.17% (LOC: Union Bank of Switzerland) (Note A)	3.17	$ 1,100,000
3,100,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 98, 3.17% (LOC: Deutsche Bank) (Note A)	3.17	3,100,000
4,000,000	Greenville City & County IDRB (Stevens Aviation Tech. Serv. Facs. Proj.) Ser. 97, 3.13% (LOC: Wachovia Bank, N.A.) (Note A)	3.13	4,000,000
1,200,000	Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.) 3.13% (LOC: Wachovia Bank, N.A.) (Note A)	3.13	1,200,000
2,550,000	Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) Ser. 1999B, 3.17% (LOC: PNC Bank, N.A.) (Note A)	3.17	2,550,000
2,100,000	Jobs EDA Rev. Bonds (Zeuna Starker Proj.) Ser. 1993, 3.08% (LOC: Bank of America, N.A.) (Note A)	3.08	2,100,000
8,000,000	Port Auth. Rev. Bonds (ABN-AMRO Munitops #7) 3.12% (LIQ: ABN-AMRO Bank, N.V.) (Notes A, B)	3.12	8,000,000

			22,050,000

	TENNESSEE—1.6%
1,400,000	Franklin Cty. IDRB (Franklin Ind. Inc. Proj.) 3.15% (LOC: Bank of America, N.A.) (Note A)	3.15	1,400,000
10,000,000	Metropolitan Government Davidson Cty. Rev. Bonds (ABN-AMRO Munitops) Ser. 1999-1, 3.05% (LIQ: ABN-AMRO Bank, N.V.) (Notes A, B)	3.05	10,000,000

			11,400,000

	TEXAS—15.2%
27,250,000	Brownsville Util. Sys. Rev. Bonds, Ser A, 3.00%, due 2/9/06 (LIQ: State Street Bank, N.A.)	3.00	27,250,000
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 3.08% (LIQ: FNMA) (Note A)	3.08	6,000,000
6,500,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. 1994, 3.16% (Note C)	3.16	6,500,000
3,900,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. 2003, 3.16% (Note C)	3.16	3,900,000
12,800,000	Harris Cty. HFC Rev. Bonds, 3.23% (LIQ: Lehman Brothers, Inc.) (Notes A, B)	3.23	12,800,000
1,869,000	Houston Airport Rev. Bonds (ABN-AMRO Munitops Trust Cert.), Ser. 1998-15, 3.12% (LIQ: ABN-AMRO Bank, N.V.) (Notes A, B)	3.12	1,869,000
13,470,000	Houston Util. Rev. Bonds (Roaring Forks) 3.10% (LIQ: Bank of New York) (Notes A, B)	3.10	13,470,000
20,000,000	PFA Rev. Bonds, 2.95%, due 2/3/06	2.95	20,000,000
1,300,000	San Antonio Airport Sys. Rev. Bonds (Cessna Aircraft) 3.12% (LOC: Bank of America, N.A.) (Note A)	3.12	1,300,000
3,865,000	San Antonio Educ. Facs. Rev. Bonds (St. Anthony Catholic High School) 3.07% (LOC: JPMorgan Chase Bank) (Note A)	3.07	3,865,000
5,700,000	San Antonio Educ. Gas & Elec. Rev. Bonds, 3.12%, due 5/3/06 (LIQ: Bank of America) (Note A)	3.12	5,700,000
2,000,000	San Antonio IDA (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.) Ser.1998, 3.12% (LOC: Bank of America, N.A.) (Note A)	3.12	2,000,000
4,000,000	University of TX Rev. Bonds, CP Notes, Ser. A, 2.90%, due 2/7/06	2.90	4,000,000
1,000,000	West Side Calhoun Cnty. Nav. Rev. Bonds (BP Chemicals), 3.16% (Note A)	3.16	1,000,000

			109,654,000

	UTAH—3.3%
24,000,000	Board of Regents Student Loan Rev. Bonds, 3.09% (LOC: DEPFA Bank) (Note A)	3.09	24,000,000

	VARIOUS STATES—4.4%
21,242,780	FHLMC MFC Rev. Bonds, Ser. M002, 3.17% (LIQ: FHLMC) (Notes A, B)	3.17	21,242,780
10,828,038	FHLMC MFC Rev. Bonds, Ser. M008, 3.17% (LIQ: FHLMC) (Notes A, B)	3.17	10,828,038

			32,070,818

	VIRGINIA—1.9%
8,000,000	Chesapeake GO Bonds (Eagle Trust) Ser. 98-4601, 3.06% (LIQ: Citibank, N.A.) (Notes A, B)	3.06	8,000,000
6,000,000	Halifax Cty. IDA Rev. Bonds (O' Sullivan Industries Proj.) 3.17% (LOC: Wachovia Bank, N.A.) (Note A)	3.17	6,000,000

			14,000,000

	WASHINGTON—7.0%
900,000	EDA Rev. Bonds (Seadrunar Proj.) 3.08% (LOC: U.S. Bank, N.A.) (Note A)	3.08	900,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 3.08% (LOC: FNMA) (Note A)	3.08	6,200,000
1,700,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 3.10% (LOC: Bank of America, N.A.) (Note A)	3.10	1,700,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 3.10% (LOC: FNMA) (Note A)	3.10	2,000,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A, 3.14% (LOC: U.S. Bank, N.A.) (Note A)	3.14	2,250,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 3.08% (LOC: FNMA) (Note A)	3.08	4,620,000
1,000,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 3.14% (LOC: U.S. Bank, N.A.) (Note A)	3.14	1,000,000
4,265,000	Port of Seattle Rev. Bonds, Ser. 2001B, 3.00%, due 2/7/06 (LIQ: Bank of America, N.A.)	3.00	4,265,000
18,865,000	Public Power Supply Rev. Bonds (MERLOT) 2.30%, put 2/1/06 (LIQ: Wachovia Bank, N.A.) (Notes A, B)	2.30	18,865,000
8,900,000	Tacoma Rev. Bonds, CP Notes, 3.03%, due 2/6/06 (LOC: Bank of America, N.A.)	3.13	8,900,000

			50,700,000

	WISCONSIN—1.3%
3,000,000	Appleton IDRB (Pensar Electric Solutions Proj.) 3.09% (LOC: JPMorgan Chase Bank) (Note A)	3.09	3,000,000
1,790,000	Grand Chute IDRB (Surface Mount Technology Proj.) 3.54% (LOC: JPMorgan Chase Bank) (Note A)	3.54	1,790,000
1,800,000	Middleton-Cross Plains Area School BANS, 4.00%, due 12/1/06	3.74	1,803,780
2,250,000	Waukesha Cty. GO Anticipation Notes, 3.75%, due 4/3/06	3.27	2,250,000
450,000	Wauwatosa SD GO Notes, 3.875%, due 8/15/06	3.69	450,122

			9,293,902

	TOTAL MUNICIPAL OBLIGATIONS
	(Cost $723,769,324) †—100.1%		723,769,324

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.1%)		(476,574)

	NET ASSETS—100.0%		$ 723,292,750

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.
(B)	Securities exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2006, these securities amounted to $202,610,234 or 28.0% of the net assets. These securities have been deemed liquid by the Board of Directors.

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
January 31, 2006
(unaudited)

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.
AMBAC	American Municipal Bond Assurance Company
BANS	Bond Anticipation Notes
CDA	Community Development Administration
COP	Certificates of Participation
CP	Commercial Paper
DFA	Development Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Fannie Mae
FSA	Financial Security Assurance
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
PCR	Pollution Control Revenue Bond
PFA	Public Finance Authority
SD	School District

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC. CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS January 31, 2006 (unaudited)
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—97.4%
$ 3,200,000	ABAG Fin. Auth. Rev. Bonds (Auth. For Non-Profit Corps.) 3.11% (LOC: Allied Irish Banks, PLC) (Note A)	3.11	$ 3,200,000
8,200,000	ABAG Fin. Auth. Rev. Bonds (Paragon Apts.) 3.06% (LOC: Comerica Bank, N.A.) (Note A)	3.06	8,200,000
9,000,000	Alameda Corridor Trans. Auth. Rev. Bonds (Trust Receipts) Ser. CMC1, 3.04% (LIQ: JPMorgan Chase Bank) (Notes A, B)	3.04	9,000,000
5,000,000	Anaheim Hsg. Auth. Rev. Bonds (Fountains Anaheim Hills Proj.) Ser. A, 3.30% (LOC: FNMA) (Note A)	3.30	5,000,000
3,745,000	Baldwin Park COP, 3.04% (LOC: Allied Irish Banks, PLC) (Note A)	3.04	3,745,000
3,980,000	Compton USD GO Bonds (MERLOT) 3.05% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.05	3,980,000
6,933,000	Dept. of Water Resources Rev. Bonds, 3.07%, due 4/6/06 (LIQ: Landesbank Hessen-Theuringen GZ)	3.07	6,933,000
3,000,000	Dept. of Water Resources Rev. Bonds, Ser. C7, 2.97% (LIQ: Dexia Credit Local) (Note A)	2.97	3,000,000
5,860,000	Econ. Rec. Bonds, Ser. C16, 3.08% (LIQ: Dexia Credit Local) (Note A)	3.08	5,860,000
16,303,077	FHLMC MFC Rev. Bonds, Ser. M001, 3.12% (LIQ: FHLMC) (Notes A, B)	3.12	16,303,077
10,989,095	FHLMC MFC Rev. Bonds, Ser. M007, 3.12% (LIQ: FHLMC) (Notes A, B)	3.12	10,989,095
2,985,000	FresnoAirport Rev. Bonds (MERLOT) Ser. 2000B1, 3.10% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.10	2,985,000
4,000,000	GO Bonds, Ser. A1, 3.06% (LOC: Fortis Bank) (Note A)	3.06	4,000,000
1,600,000	GO Bonds, Ser. B6, 3.05% (LOC: KBC Bank) (Note A)	3.05	1,600,000
14,000,000	Golden Gate Bridge & Highway Rev. Bonds, 3.08%, due 2/3/06 (LIQ: JPMorgan Chase Bank)	3.05	14,000,000
4,360,000	Infrastructure & EDR Bonds (Hydro Systems Proj.) 3.08% (LOC: Comerica Bank, N.A.) (Note A)	3.08	4,360,000
1,500,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 3.07% (LOC: Wells Fargo Bank, N.A.) (Note A)	3.07	1,500,000
9,500,000	Infrastructure & EDR Bonds (J. Paul Getty Trust) 2.25%, put 2/2/06	2.25	9,500,000
10,000,000	Infrastructure & EDR Bonds (J. Paul Getty Trust) 3.17%, put 8/2/06	3.17	10,000,000
1,935,000	Infrastructure & EDR Bonds, Ser. A, 3.08% (LOC: Comerica Bank, N.A.) (Note A)	3.08	1,935,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 3.03% (LOC: FNMA) (Note A)	3.03	7,700,000
8,000,000	Lancaster Redev. Agency Rev. Bonds (Lehman Liq.) 3.08% (LIQ: Lehman Brothers Holdings) (Notes A, B)	3.08	8,000,000
19,000,000	Livermore Redev. Agy. Hsg. Rev. Bonds, 3.03% (LOC: FHLB) (Note A)	3.03	19,000,000
3,000,000	Los Angeles Cty. Capital Asset Leasing Corp. Rev. Bonds, 3.10%, due 2/6/06 (LOC: JPMorgan Chase Bank; Bayerische Landesbank GZ)	3.10	3,000,000
9,500,000	Los Angeles Dept. of Water & Power Rev. Bonds, Ser. B1, 2.97% (SBPA: Bank of America, N.A., Bayerische Landesbank GZ, JPMorgan Chase Bank, Dexia Credit Local, State Street Bank, Landesbank Baden-Wuerttemburg, WestLB AG) (Note A)	2.97	9,500,000
5,000,000	Los Angeles Municipal Imp. Auth. Rev. Bonds, CP Notes, 3.10%, due 2/9/06 (LOC: Bank of America)	3.10	5,000,000
4,975,000	Los Angeles USD GO Bonds (MERLOT) Ser. B12, 3.05% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.05	4,975,000
7,000,000	Los Angeles Wastewater Sys. Rev. Bonds (Eagle Trust) 3.05% (LIQ: Citigroup, N.A.) (Notes A, B)	3.05	7,000,000
6,000,000	Los Angeles Wastewater Sys. Rev. Bonds, Ser. A, 2.97% (LIQ: FGIC) (Note A)	2.97	6,000,000
5,880,000	Metropolitan Water Dist. of Southern CA Rev. Bonds (MERLOT) 3.05% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.05	5,880,000
5,000,000	Northern CA Transmission CP Notes, 2.70%, due 1/10/06 (LIQ: WestLB AG)	2.70	5,000,000
700,000	Ontario IDA Rev. Bonds (Winsford Partners) Ser. A, 2.70% (LOC: Citigroup, N.A.) (Note A)	2.70	700,000
8,600,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. B, 3.13% (LOC: Bank One, N.A.) (Note A)	3.13	8,600,000
2,180,000	Public Works Rev. Bonds (Putters 610) 3.05% (LIQ: JPMorgan Chase Bank) (Notes A, B)	3.05	2,180,000
3,910,000	Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT) Ser. 2000SSS, 3.05% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.05	3,910,000
12,590,000	Sacramento Hsg. Auth. Rev. Bonds (Northpointe Apts. - Roaring Forks) 3.07% (LIQ: Bank of New York) (Notes A, B)	3.07	12,590,000
2,000,000	Sacramento MUD Rev. Bonds (MERLOT) Ser. 2000 A10, 3.05% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.05	2,000,000
15,500,000	Sacramento Muni. Utilty Dist. Rev. Bonds, 3.06%, due 4/18/06 (LOC: JPMorgan Chase Bank, WestLB AG, Bayerische Landesbank)	3.06	15,500,000
1,000,000	San Diego Cty. COP Rev. Bonds (San Diego Museum of Art Proj.), 3.11% (LOC: Allied Irish Banks, PLC) (Note A)	3.11	1,000,000
13,500,000	San Diego USD GO Bonds (MUNITOPS) 3.03% (LIQ: ABN-AMRO Bank) (Notes A, B)	3.03	13,500,000
4,000,000	San Francisco City & Cty. Rev. CP Notes, 2.93%, due 3/7/06 (LOC: Bank of America, N.A.)	2.93	4,000,000
2,000,000	Statewide CDA Rev. Bonds (Chevron USA Inc. Proj.) Ser. 1994, 3.04% (Note A)	3.04	2,000,000
3,340,000	Statewide CDA Rev. Bonds (Crossing Sr. Proj.) 3.06% (LOC: Citigroup, N.A.) (Note A)	3.06	3,340,000
2,000,000	Statewide CDA Rev. Bonds (Maple Square Apts. Proj.) 3.06% (LOC: Citigroup, N.A.) (Note A)	3.06	2,000,000
5,000,000	Statewide CDA Rev. Bonds (Oakwood Proj.) 3.47%, Put 6/15/06 (GIC: Citigroup, N.A.)	3.47	5,000,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts) 3.03% (LIQ: FNMA) (Note A)	3.03	3,600,000
5,805,000	Statewide CDA Rev. Bonds (River Run Senior Apts. Proj.) Ser. LL, 3.03% (LOC: FHLB) (Note A)	3.03	5,805,000
8,400,000	Statewide Communities Rev. Bonds (Cathedral High School Proj.) 3.02% (LOC: Allied Irish Banks, PLC) (Note A)	3.02	8,400,000

			301,270,172

	PUERTO RICO—5.3%
13,500,000	Commonwealth TOC's Trust, Ser. 2001-1, 3.04% (LIQ: Bank of New York) (Notes A, B)	3.04	13,500,000
3,000,000	Highway & Transportation Auth. Rev. Bonds (ROC II TR1) 3.05% (LIQ: Citigroup, N.A.) (Notes A, B)	3.05	3,000,000

			16,500,000

	TOTAL MUNICIPAL OBLIGATIONS
	(Cost $317,770,172) † —102.7%		317,770,172

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(2.7%)		(8,347,109)

	NET ASSETS—100.0%		$ 309,423,063

TD WATERHOUSE FAMILY OF FUNDS, INC.
CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2006
(unaudited)

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2006, these securities amounted to $119,792,172 or 38.7% of net assets. These securities have been deemed liquid by the Board of Directors.
†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.
ABAG	Association of Bay Area Governments
CDA	Community Development Authority
COP	Certificates of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
FGIC	Financial Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Fannie Mae
GO	General Obligation
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MFC	Multi-Family Certificates
MUD	Municipal Urban Development
PCR	Pollution Control Revenue Bond
SBPA	Standby Bond Purchase Agreement
TOC	Tender Option Certificates
USD	Unified School District

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC. NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS January 31, 2006 (unaudited)
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS:

	NEW YORK—96.3%
$ 5,000,000	Dorm. Auth. Rev. Bonds (CornellUniversity) 3.10%, due 2/3/06	3.10	$ 5,000,000
955,000	Dorm. Auth. Rev. Bonds (MERLOT) Ser. A30, 3.05% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.05	955,000
2,000,000	Dutchess Cty. IDA Rev. Bonds (Marist College) 3.00% (LOC: Bank of New York) (Note A)	3.00	2,000,000
8,200,000	East Rochester Village Hsg. Auth. Rev. Bonds (Roaring Forks Proj.) 3.09% (LIQ: FNMA) (Notes A, B)	3.09	8,200,000
2,000,000	Energy Research & Dev. Auth. Facs. Rev. Bonds, Ser. C1, 3.06% (LOC: Citigroup, N.A.) (Note A)	3.06	2,000,000
995,000	Environmental Facs. Rev. Bonds (Putter 613) 3.05% (LIQ: JPMorgan Chase Bank) (Notes A, B)	3.05	995,000
3,600,000	Environmental Quality GO Bonds, 2.95%, put 8/3/06 (LOC: WestLB AG)	2.95	3,600,000
2,000,000	Environmental Quality GO Bonds, Ser. A, 3.18%, due 6/6/06 (LOC: Bayerische Landesbank GZ; Landesbank Hessen-Theuringen GZ)	3.18	2,000,000
2,655,000	Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A, 2.99% (LOC: FHLB) (Note A)	2.99	2,655,000
3,300,000	GO Bonds, Ser. A, 2.83%, put 2/6/06 (LOC: Dexia Credit Local)	2.83	3,300,000
10,000,000	Hempstead IDA Rev. Bonds, 3.15% (LIQ: Lehman Brothers Holdings Inc.) (Notes A, B)	3.15	10,000,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.) Ser. A, 3.07% (LIQ: FNMA) (Note A)	3.07	3,000,000
1,500,000	HFA Rev. Bonds (250 West 93rd St. Proj.) Ser. A, 3.06% (LOC: Fleet National Bank) (Note A)	3.06	1,500,000
3,100,000	HFA Rev. Bonds (345 East 94th St. Proj.) 3.07% (LOC: FHLMC) (Note A)	3.07	3,100,000
6,600,000	HFA Rev. Bonds (350 West 43rd St. Proj.) Ser. A, 3.04% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	3.04	6,600,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A, 3.03% (LOC: FHLB) (Note A)	3.03	1,400,000
5,300,000	HFA Rev. Bonds (Normandie Court) 3.03% (LOC: Landesbank Hessen-Thueringen GZ) (Note A)	3.03	5,300,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.) 3.07% (LOC: FNMA) (Note A)	3.07	2,250,000
3,500,000	Mortgage Agency Rev. Bonds (Homeowner Mortgages) 3.07% (LIQ: Dexia Credit Local) (Note A)	3.07	3,500,000
1,945,000	Mortgage Agency Rev. Bonds (MERLOT) Ser. A11, 3.05% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.05	1,945,000
665,000	Mortgage Agency Rev. Bonds (MERLOT) Ser. A33, 3.05% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.05	665,000
4,000,000	MTA Rev. Bonds (Lehman) Ser. K3, 3.05% (LIQ: Lehman Brothers Holdings Inc.) (Notes A, B)	3.05	4,000,000
1,445,000	MTA Rev. Bonds (MERLOT) Ser. A43, 3.05% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.05	1,445,000
7,000,000	NYC Cultural Res. Rev. Bonds (American Museum of Natural History/ Munitops) 3.05% (LIQ: ABN-AMRO Bank N.V.) (Notes A, B)	3.05	7,000,000
4,200,000	NYC HDC Rev. Bonds (1090 Franklin Ave. Proj.) 3.05% (LOC: Citigroup, N.A.) (Note A)	3.05	4,200,000
4,350,000	NYC HDC Rev. Bonds (East 17th St. Proj.) 3.07% (LOC: Rabobank Nederland) (Note A)	3.07	4,350,000
1,000,000	NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.) 3.04% (LOC: Allied Irish Banks, PLC) (Note A)	3.04	1,000,000
5,000,000	NYC IDA Rev. Bonds (JFK Airport ROC) 3.12% (LIQ: Citigroup, N.A.) (Notes A, B)	3.12	5,000,000
4,900,000	NYC IDA Rev. Bonds (Korean Airlines) 3.06% (LOC: Rabobank Nederland) (Note A)	3.06	4,900,000
2,000,000	NYC IDA Rev. Bonds (Professional Childrens School) 3.00% (LOC: Wachovia Bank, N.A.) (Note A)	3.00	2,000,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 3.03% (LOC: JPMorgan Chase Bank) (Note A)	3.03	700,000
1,000,000	NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust) 3.06% (LIQ: Citigroup, N.A.) (Notes A, B)	3.06	1,000,000
2,000,000	NYC Transitional Fin. Auth. Rev. Bonds Ser. 1B, 3.02% (LIQ: Societe Generale) (Note A)	3.02	2,000,000
2,000,000	NYC Transitional Fin. Auth. Rev. Bonds Ser. A, 3.00% (LIQ: Bank One, N.A.) (Note A)	3.00	2,000,000
2,000,000	Oneida Indian Nation Rev. Bonds, 3.01% (LOC: Bank of America, N.A.) (Note A)	3.01	2,000,000
975,000	Port Authority of NY & NJ Rev. Bonds (Special Oblig. MERLOTS) Ser. B05, 3.10% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.10	975,000
6,500,000	Power Auth. Rev. Bonds CP Notes, Ser. 1, 3.10%, due 2/9/06 (LIQ: JPMorgan Chase Bank, Bank of Nova Scotia, Bank of New York, Bayerische Landesbank, Wachovia Bank, N.A., Landesbank Baden-Wuerttemburg GZ, State Street Bank)	3.10	6,500,000
6,000,000	Rockland Cty. GO BANS, 4.00%, due 4/6/06	2.83	6,012,163
2,365,000	Suffolk Cty. IDA Rev. Bonds (Target Rock Corp.) Ser. 1987, 3.00% (LOC: Bank of Nova Scotia) (Note A)	3.00	2,365,000
2,700,000	Thruway Auth. Highway & Bridge Trust Rev. Bonds (CMC) 3.05% (LIQ: JPMorgan Chase Bank) (Notes A, B)	3.05	2,700,000
5,000,000	Thruway Auth. Service Contract Rev. Bonds (Eagle Trust) Ser. 2000305, 3.06% (LIQ: Citigroup, N.A.) (Notes A, B)	3.06	5,000,000
5,000,000	Triborough Bridge & Tunnel Auth. Rev. Bonds (Munitops) Ser. 2002-31, 3.05% (LIQ: ABN-AMRO Bank N.V.) (Notes A, B)	3.05	5,000,000
1,007,650	Westchester Cty. IDA Rev. Bonds (Resco Proj.) 5.125%, due 7/1/06 (Insured: AMBAC)	3.25	1,007,650
2,700,000	Westchester Cty. IDRB (Levister Redev.) 3.05% (LOC: Bank of New York) (Note B)	3.05	2,700,000

			143,819,813

	PUERTO RICO—4.7%
7,000,000	Commonwealth TOC's Trust, Ser. 2001-1, 2.34% (LIQ: Bank of New York) (Notes A, B)	2.34	7,000,000

	TOTAL MUNICIPAL OBLIGATIONS
	(Cost $150,819,813) † —101.0%		150,819,813

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(1.0)%		(1,538,488)

	NET ASSETS—100.0%		$ 149,281,325

TD WATERHOUSE FAMILY OF FUNDS, INC.
NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2006
(unaudited)

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2006, these securities amounted to $64,580,000 or 43.3% of net assets. These securities have been deemed liquid by the Board of Directors.
†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.
AMBAC	American Municipal Bond Assurance Company
BANS	Bond Anticipation Notes
CP	Commercial Paper
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Fannie Mae
GO	General Obligation
HDC	Housing Development Corporation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
TOC	Tender Option Certificates

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Waterhouse Family of Funds, Inc.

By (Signature and Title)*	/s/ George O. Martinez, President George O. Martinez, President

Date March 24, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George O. Martinez, President George O. Martinez, President

Date March 24, 2006

By (Signature and Title)*	/s/ Christopher Salfi, Treasurer Christopher Salfi, Treasurer

Date March 24, 2006

*	Print the name and title of each signing officer under his or her signature.